PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Property plant and equipment	$ 11,124,813	$ 9,610,071
Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	19,626,695	17,681,932
Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(8,501,882)	(8,071,861)
Construction work in progress [member]
Statement [Line Items]
Property plant and equipment	2,316,654	725,744
Construction work in progress [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	2,316,654	725,744
Land [Member]
Statement [Line Items]
Property plant and equipment	978,088	931,333
Land [Member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	978,088	931,333
Buildings [member]
Statement [Line Items]
Property plant and equipment	3,565,602	3,663,306
Buildings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	6,578,709	6,505,187
Buildings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(3,013,107)	(2,841,881)
Plant and equipment [member]
Statement [Line Items]
Property plant and equipment	3,941,918	3,984,319
Plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	9,188,739	8,988,084
Plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(5,246,821)	(5,003,765)
Information technology equipment [member]
Statement [Line Items]
Property plant and equipment	39,479	41,250
Information technology equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	147,033	141,492
Information technology equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(107,554)	(100,242)
Fixtures and fittings [member]
Statement [Line Items]
Property plant and equipment	12,822	12,288
Fixtures and fittings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	57,908	55,785
Fixtures and fittings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(45,086)	(43,497)
Motor vehicles [member]
Statement [Line Items]
Property plant and equipment	64,695	54,744
Motor vehicles [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	136,536	119,251
Motor vehicles [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(71,841)	(64,507)
Bearer plants [member]
Statement [Line Items]
Property plant and equipment	1,045	0
Bearer plants [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	1,350	0
Bearer plants [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(305)	0
Other property, plant and equipment [member]
Statement [Line Items]
Property plant and equipment	204,510	197,087
Other property, plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	221,678	215,056
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	$ (17,168)	$ (17,969)